Right-of-use assets and lease liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right of use assets and lease liabilities [Abstract]
Decreased in right of use asset	£ 23,000
Right of use assets	95,800		£ 118,800
Disposals of right-of-use assets	14,800
Termination of lease liabilities	16,500		£ 117,460	£ 90,400	£ 48,048
Loss on lease terminations	800
Right-of-use asset depreciation	£ 8,000	£ 11,500